Acquisition of Entities under Common Control	12 Months Ended
Dec. 31, 2019
Business Combinations [Abstract]
Acquisition of Entities under Common Control
Acquisition of Entities under Common Control
From time to time, the Company has acquired vessels or interests in businesses from Teekay or other entities controlled by Teekay. These acquisitions (including, among others, the remaining 50% interest in TTOL in May 2017) were deemed to be vessel or business acquisitions between entities under common control. Accordingly, for transactions prior to the Company's adoption of ASU 2017-01 on October 1, 2017, the Company accounted for these transactions in a manner similar to the pooling of interests method. Under this method of accounting, the Company’s consolidated financial statements, for periods prior to the respective dates the interests in the vessels or applicable businesses were actually acquired by the Company, were retroactively adjusted to include the results of the acquired vessels and businesses. The periods retroactively adjusted include all periods that the Company and the acquired vessels or businesses were both under common control of Teekay and had begun operations. All financial or operational information contained in these consolidated financial statements for the periods prior to the respective dates the interests in the vessels and businesses were actually acquired by the Company, and during which the Company and the applicable vessels or businesses were under common control of Teekay, were retroactively adjusted to include the results of these acquired vessels and businesses and are collectively referred to as the “Entities under Common Control”.

TTOL Transactions

On May 31, 2017, the Company acquired from Teekay Holdings Ltd., a wholly-owned subsidiary of Teekay, the remaining 50% interest in TTOL for $39.0 million, which included $13.1 million for working capital. TTOL owns tanker commercial management and technical management operations. The Company issued approximately 1.7 million shares of the Company's Class B common stock to Teekay as consideration in addition to the working capital consideration of $13.1 million. In August 2014, the Company purchased from Teekay its initial 50% interest in TTOL for an aggregate price of approximately $23.7 million, including net working capital. As consideration for the 2014 acquisition, the Company issued to Teekay 0.5 million Class B common shares. The 0.5 million Class B common shares had an approximate value of $15.6 million, or $29.60 per share, when the purchase price was agreed to between the parties and a value of $17.0 million, or $32.24 per share, on the acquisition closing date. The purchase price, for accounting purposes, was based upon the value of the Class B common shares on the acquisition closing date. In addition, the Company reimbursed Teekay for $6.7 million of working capital it assumed from Teekay in connection with the 2014 purchase.
As a result of the Company's acquisition of a controlling interest in TTOL in May 2017, the Company's consolidated financial statements prior to the date the Company acquired the controlling interest have been retroactively adjusted to eliminate the equity method of accounting previously used for the original 50% interest owned and to include 100% of the assets and liabilities and results of TTOL on a consolidated basis during the periods TTOL and the Company were under common control of Teekay and had begun operations. The effect of adjusting such information in periods prior to the Company's acquisition of the remaining 50% thereof is included in the Entities under Common Control. All intercorporate transactions between the Company and TTOL that occurred prior to the acquisition by the Company have been eliminated upon consolidation.
Assets and liabilities of TTOL are reflected on the Company’s consolidated balance sheets at TTOL’s historical carrying values. The amount of the net consideration of $39.0 million that was in excess of TTOL’s historical carrying value of the net assets acquired of $13.3 million has been accounted for as a $25.7 million return of capital to Teekay.
The effect of adjusting the Company’s consolidated financial statements to account for the TTOL common control transaction decreased the Company’s net loss for the year ended December 31, 2017 by $1.3 million. The adjustments for the Entities under Common Control related to the TTOL transaction increased the Company’s revenue for the year ended December 31, 2017 by $8.6 million.